CONSOLIDATED STATEMENTS OF INCOME (LOSS) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
ROYALTY INCOME	$ 2,131,947	$ 2,857,927	$ 2,227,322
Cost of sales
Gold tax	(92,012)	(120,618)	(111,366)
Depletion	(1,732,270)	(2,282,276)	(2,163,221)
Net royalty income (loss)	307,665	455,033	(47,265)
EXPLORATION EXPENDITURES	8,141,668	6,334,119	6,415,533
Less: recoveries	(2,192,574)	(1,863,045)	(1,415,574)
Net exploration expenditures	5,949,094	4,471,074	4,999,959
GENERAL AND ADMINISTRATIVE EXPENSES
Administrative and office	835,104	724,519	721,645
Depreciation		28,622	114,489
Investor relations and shareholder information	529,351	389,222	274,966
Professional fees	308,636	664,295	510,533
Salaries and consultants	1,157,591	1,023,831	894,166
Share-based payments	1,031,751	676,054	467,939
Transfer agent and filing fees	174,344	168,445	165,040
Travel	102,721	90,041	71,561
Total general and administrative expenses	4,139,498	3,765,029	3,220,339
Loss from operations	(9,780,927)	(7,781,070)	(8,267,563)
Change in fair value of fair value throught profit or loss assets	(1,831,833)	84,892	(559,873)
Gains (losses) in an associated company, net of dilution gains (losses) and loss on derecognition	80,310,549	(491,005)	(312,934)
Interest and finance charges, net of settlement gains (losses)	484,918	284,027	137,228
Gain on acquisition and sale of exploration and evaluation assets	346,529	1,305,237	6,834,999
Foreign exchange (loss) gain	3,482,540	(659,473)	(159,862)
Realized gain (loss) on sale of investments	(217,462)	83,345	(287,204)
Writedown of goodwill	(1,879,356)	(2,709,239)	(1,518,328)
Impairment of royalty interest	(7,256,340)	0	0
Discretionary success bonuses	(5,224,284)	0	0
Gain on derecognition and sale of property and equipment			10,723
Income (loss) before income taxes	58,434,334	(9,883,286)	(4,122,814)
Deferred income tax recovery	3,683,267	2,489,902	1,439,332
Income (loss) for the year	$ 62,117,601	$ (7,393,384)	$ (2,683,482)
Basic earnings (loss) per share	$ 0.78	$ (0.09)	$ (0.04)
Diluted earnings (loss) per share	$ 0.77	$ (0.09)	$ (0.04)
Weighted average no. of shares outstanding - basic	79,979,320	78,002,082	73,874,415
Weighted average no. of shares outstanding - diluted	80,653,474	78,002,082	73,874,415